Summary Prospectus Supplement dated December 16, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Van Kampen Corporate Bond Fund
The following information replaces in its entirety the information appearing under the heading “Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10	Since
	Year	Years	Years	Inception
Class A shares: Inception (09/23/1971)
Return Before Taxes	3.61%	4.58%	5.27%	—
Return After Taxes on Distributions	1.81	2.73	3.28	—
Return After Taxes on Distributions and Sale of Fund Shares	2.32	2.79	3.28	—
Class B shares: Inception (09/28/1992)	3.20	4.64	5.17	—
Class C shares: Inception (08/30/1993)	7.02	4.87	5.04	—
Class R shares[1]: Inception (06/06/2011)	8.43	5.34	5.52	—
Class Y shares: Inception (08/12/2005)	9.29	5.90	—	5.57%
Barclays Capital U.S. Credit Index[2] (reflects no deductions for fees, expenses or taxes)	8.47	5.98	6.55	—
Barclays Capital US Corp INV Bd Index[2] (reflects no deductions for fees, expenses or taxes)	9.00	6.05	6.57	—
Lipper BBB Rated Funds Index	10.46	5.57	5.96	—

1	Class R shares’ performance shown is that of Class A shares of the Fund’s (and the predecessor fund’s) restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursement.

2	The Fund has elected to use the Barclays Capital U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays Capital US Corp INV Bd Index because the Barclays Capital U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”

Summary Prospectus Supplement dated December 16, 2011
The purpose of this mailing is to provide you with changes to the current Summary Prospectus for Institutional Class shares of the Fund listed below:
Invesco Van Kampen Corporate Bond Fund
The following information replaces in its entirety the information appearing under the heading “Performance Information — Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2010)

	1	5	10
	Year	Years	Years
Institutional Class shares[1]: Inception (06/01/2010)
Return Before Taxes	8.92%	5.65%	5.81%
Return After Taxes on Distributions	6.95	3.76	3.80
Return After Taxes on Distributions and Sale of Fund Shares	5.77	3.69	3.75
Barclays Capital U.S. Credit Index[2] (reflects no deductions for fees, expenses or taxes)	8.47	5.98	6.55
Barclays Capital US Corp INV Bd Index[2] (reflects no deductions for fees, expenses or taxes)	9.00	6.05	6.57
Lipper BBB Rated Funds Index	10.46	5.57	5.96

1	Institutional Class shares’ performance shown prior to the inception date is that of the Fund’s (and the predecessor fund’s) Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursement. The inception date of the predecessor fund’s Class A shares is September 23, 1971.

2	The Fund has elected to use the Barclays Capital U.S. Credit Index to represent its broad-based securities/style specific market benchmark rather than the Barclays Capital US Corp INV Bd Index because the Barclays Capital U.S. Credit Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.”

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